UNSECURED DEBT AND CROSS CURRENCY INTEREST RATE SWAPS - 2027 Debentures (Details) $ in Thousands, $ in Millions	Jun. 04, 2020 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Jun. 04, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Principal issued and outstanding		$ 2,434,136	$ 2,185,949
2027 Debentures
Disclosure of detailed information about borrowings [line items]
Principal issued and outstanding				$ 500.0
Interest rate	3.062%			3.062%
Redemption percentage	100.00%
2027 Debentures | Granite LP
Disclosure of detailed information about borrowings [line items]
Redemption period of debentures	2 months
Redemption spread (in percent)	65.00%			65.00%
Deferred financing costs	$ 3,000